UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2011

Semi-Annual Repor t

Legg Mason

ClearBridge

Capital Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason ClearBridge Capital Fund

Fund objective

The Fund seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason ClearBridge Capital Fund for the six-month reporting period ended April 30, 2011.

Special shareholder notice

The Board of Trustees of the Fund approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by Legg Mason ClearBridge Mid Cap Core Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders.

Under the reorganization, Fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value (“NAV”)i as their shares of the Fund. It was anticipated that no gain or loss for federal income tax purposes would be recognized by Fund shareholders as a result of the reorganization.

Proxy materials describing the reorganization were mailed in the first quarter of 2011. The reorganization was subject to the satisfaction of certain conditions, including approval by Fund shareholders. The reorganization was approved by Fund shareholders and occurred after the close of business on May 20, 2011.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 27, 2011

[i]

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2011 and October 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2010 and held for the six months ended April 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	16.97%	$1,000.00	$1,169.70	1.33%	$7.15	Class A	5.00%	$1,000.00	$1,018.20	1.33%	$6.66
Class B	16.51	1,000.00	1,165.10	2.12	11.38	Class B	5.00	1,000.00	1,014.28	2.12	10.59
Class C	16.59	1,000.00	1,165.90	2.05	11.01	Class C	5.00	1,000.00	1,014.63	2.05	10.24
Class I	17.18	1,000.00	1,171.80	0.93	5.01	Class I	5.00	1,000.00	1,020.18	0.93	4.66

[1]	For the six months ended April 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[3]	The expense ratios include interest and dividend expense related to securities sold short.

[4]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2011

Legg Mason ClearBridge Capital Fund

Security	Shares	Value
Common Stocks — 98.3%
Consumer Discretionary — 17.0%
Auto Components — 2.5%
Johnson Controls Inc.	250,000	$10,250,000
Hotels, Restaurants & Leisure — 3.1%
Yum! Brands Inc.	235,000	12,605,400
Household Durables — 6.9%
Jarden Corp.	280,000	10,189,200
NVR Inc.	5,500	4,066,315	*
Toll Brothers Inc.	200,000	4,202,000	*
Whirlpool Corp.	108,000	9,307,440
Total Household Durables		27,764,955
Specialty Retail — 4.5%
Jos. A. Bank Clothiers Inc.	175,000	9,173,500	*
Ross Stores Inc.	120,000	8,842,800
Total Specialty Retail		18,016,300
Total Consumer Discretionary		68,636,655
Consumer Staples — 3.9%
Food & Staples Retailing — 2.3%
FHC Delaware Inc.	466,286	1	*(a)(b)
Pantry Inc.	600,000	9,288,000	*
Total Food & Staples Retailing		9,288,001
Household Products — 1.6%
Energizer Holdings Inc.	84,000	6,344,520	*
Total Consumer Staples		15,632,521
Energy — 8.3%
Energy Equipment & Services — 1.0%
Exterran Holdings Inc.	268	5,818	*
Oceaneering International Inc.	45,000	3,933,900	*
Total Energy Equipment & Services		3,939,718
Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.	130,000	14,227,200
Petrohawk Energy Corp.	230,000	6,212,300	*
Whiting Petroleum Corp.	130,000	9,035,000	*
Total Oil, Gas & Consumable Fuels		29,474,500
Total Energy		33,414,218
Financials — 16.6%
Capital Markets — 13.0%
BlackRock Inc.	60,000	11,756,400
Charles Schwab Corp.	700,000	12,817,000

See Notes to Financial Statements.

4	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason ClearBridge Capital Fund

Security	Shares	Value
Capital Markets — continued
Invesco Ltd.	365,000	$9,077,550
Lazard Ltd., Class A	136,000	5,576,000
Och-Ziff Capital Management Group	400,000	6,428,000
State Street Corp.	150,000	6,982,500
Total Capital Markets		52,637,450
Diversified Financial Services — 2.0%
JPMorgan Chase & Co.	175,000	7,985,250
Thrifts & Mortgage Finance — 1.6%
People’s United Financial Inc.	460,000	6,297,400
Total Financials		66,920,100
Health Care — 12.4%
Biotechnology — 2.5%
Onyx Pharmaceuticals Inc.	225,000	8,453,250	*
Vanda Pharmaceuticals Inc.	179,998	1,448,984	*
Total Biotechnology		9,902,234
Health Care Providers & Services — 2.3%
Mednax Inc.	130,000	9,219,600	*
Pharmaceuticals — 7.6%
Roche Holding AG	77,000	12,489,133
Shire PLC, ADR	80,000	7,456,800
Warner Chilcott PLC, Class A Shares	470,000	10,833,500
Total Pharmaceuticals		30,779,433
Total Health Care		49,901,267
Industrials — 9.9%
Air Freight & Logistics — 2.0%
UTI Worldwide Inc.	360,000	8,067,600
Commercial Services & Supplies — 2.2%
Cintas Corp.	290,000	9,004,500
Construction & Engineering — 3.6%
Aecom Technology Corp.	260,000	7,087,600	*
MasTec Inc.	325,000	7,371,000	*
Total Construction & Engineering		14,458,600
Electrical Equipment — 2.1%
EnerSys	225,000	8,525,250	*
Total Industrials		40,055,950
Information Technology — 21.3%
Communications Equipment — 1.0%
F5 Networks Inc.	40,000	4,054,400	*

See Notes to Financial Statements.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	5

Legg Mason ClearBridge Capital Fund

Security			Shares	Value
Computers & Peripherals — 2.5%
Seagate Technology PLC			575,000	$10,131,500
Electronic Equipment, Instruments & Components — 1.1%
Elster Group SE, ADR			280,000	4,334,400	*
Internet Software & Services — 4.8%
Google Inc., Class A Shares			24,350	13,248,835	*
Monster Worldwide Inc.			385,000	6,317,850	*
Total Internet Software & Services				19,566,685
Semiconductors & Semiconductor Equipment — 3.0%
Cymer Inc.			70,000	3,367,700	*
Xilinx Inc.			250,000	8,715,000
Total Semiconductors & Semiconductor Equipment				12,082,700
Software — 8.9%
Amdocs Ltd.			174,000	5,350,500	*
Check Point Software Technologies Ltd.			180,000	9,887,400	*
Microsoft Corp.			520,000	13,530,400
Quest Software Inc.			280,000	7,212,800	*
Total Software				35,981,100
Total Information Technology				86,150,785
Materials — 8.9%
Chemicals — 1.8%
Nalco Holding Co.			250,000	7,302,500
Containers & Packaging — 2.0%
Crown Holdings Inc.			210,000	7,854,000	*
Metals & Mining — 5.1%
Agnico-Eagle Mines Ltd.			150,000	10,437,000
Newmont Mining Corp.			175,000	10,256,750
Total Metals & Mining				20,693,750
Total Materials				35,850,250
Total Investments before Short-term Investments (Cost — $390,387,571)				396,561,746

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.0%
Repurchase Agreements — 1.0%
Interest in $100,000,000 joint tri-party repurchase agreement dated 4/29/11 with RBS Securities Inc.; Proceeds at maturity — $1,395,005; (Fully collateralized by U.S. government obligations, 4.125% due 5/15/15; Market value — $1,422,944)	0.040%	5/2/11	$1,395,000	1,395,000

See Notes to Financial Statements.

6	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason ClearBridge Capital Fund

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Interest in $200,000,000 joint tri-party repurchase agreement dated 4/29/11 with Deutsche Bank Securities Inc.; Proceeds at maturity — $1,394,003; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.250% due 7/27/11 to 4/26/12; Market Value — $1,421,894)	0.030%	5/2/11	$1,394,000	$1,394,000
Interest in $529,798,000 joint tri-party repurchase agreement dated 4/29/11 with Barclays Capital Inc.; Proceeds at maturity — $1,395,003; (Fully collateralized by various U.S. government obligations, 1.750% to 4.625% due 12/31/11 to 7/31/15; Market value — $1,422,900)	0.030%	5/2/11	1,395,000	1,395,000
Total Short-Term Investments (Cost — $4,184,000)				4,184,000
Total Investments — 99.3% (Cost — $394,571,571#)				400,745,746
Other Assets in Excess of Liabilities — 0.7%				2,831,477
Total Net Assets — 100.0%				$403,577,223

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2011

Assets:
Investments, at value (Cost — $394,571,571)	$400,745,746
Cash	994
Receivable for securities sold	12,420,823
Receivable for Fund shares sold	3,525,692
Dividends and interest receivable	502,781
Prepaid expenses	7,672
Total Assets	417,203,708

Liabilities:
Payable for securities purchased	7,553,016
Payable for Fund shares repurchased	5,423,090
Investment management fee payable	246,788
Distribution fees payable	150,314
Trustees’ fees payable	8,634
Accrued expenses	244,643
Total Liabilities	13,626,485
Total Net Assets	$403,577,223

Net assets:
Par value (Note 7)	$173
Paid-in capital in excess of par value	517,125,588
Undistributed net investment income	24,358
Accumulated net realized loss on investments, short sales and foreign currency transactions	(119,776,633)
Net unrealized appreciation on investments and foreign currencies	6,203,737
Total Net Assets	$403,577,223

Shares Outstanding:
Class A	7,647,451
Class B	1,178,879
Class C	5,115,190
Class I	3,311,840

Net Asset Value:
ClassA (and redemption price)	$24.19
ClassB*	$21.31
ClassC*	$21.44
ClassI (and redemption price)	$25.31
Maximum Public Offering Price Per Share:
ClassA (based on maximum initial sales charge of 5.75%)	$25.67

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2011

Investment Income:
Dividends	$3,186,425
Interest	2,626
Less: Foreign taxes withheld	(78,182)
Total Investment Income	3,110,869

Expenses:
Investment management fee (Note 2)	1,494,449
Distribution fees (Notes 2 and 5)	923,010
Transfer agent fees (Note 5)	333,434
Interest expense on securities sold short	88,155
Registration fees	55,006
Dividend expense on securities sold short	42,578
Shareholder reports	17,744
Legal fees	16,543
Fund accounting fees	13,764
Trustees’ fees	11,127
Insurance	5,691
Custody fees	3,793
Audit and tax	3,450
Miscellaneous expenses	5,008
Total Expenses	3,013,752
Net Investment Income	97,117

Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	96,124,088
Short sales	(3,610,829)
Foreign currency transactions	(2,569)
Net Realized Gain	92,510,690
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(32,276,696)
Short sales	2,355,982
Foreign currencies	21,323
Change in Net Unrealized Appreciation (Depreciation)	(29,899,391)
Net Gain on Investments, Short Sales and Foreign Currency Transactions	62,611,299
Increase in Net Assets From Operations	$62,708,416

See Notes to Financial Statements.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended April 30, 2011 (unaudited) and the Year Ended October 31, 2010	2011	2010

Operations:
Net investment income (loss)	$97,117	$(892,104)
Net realized gain	92,510,690	30,478,978
Change in net unrealized appreciation (depreciation)	(29,899,391)	14,306,776
Proceeds from settlement of a regulatory matter	—	30,546	†
Increase in Net Assets From Operations	62,708,416	43,924,196

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(744,222)
Decrease in Net Assets From Distributions to Shareholders	—	(744,222)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,166,002	24,738,353
Reinvestment of distributions	—	677,413
Cost of shares repurchased	(62,189,255)	(114,663,001)
Decrease in Net Assets From Fund Share Transactions	(50,023,253)	(89,247,235)
Increase (Decrease) in Net Assets	12,685,163	(46,067,261)

Net assets:
Beginning of period	390,892,060	436,959,321
End of period*	$403,577,223	$390,892,060
* Includes undistributed (overdistributed) net investment income, respectively, of:	$24,358	$(72,759)

†	The Fund received $8,217, $11,723 and $10,606 for Class A, B and C shares, respectively, related to this distribution.

See Notes to Financial Statements.

10	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Financial highlights (unaudited)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2011[2]		2010	2009[3]		2008[4]		2007[4]	2006[4,5]		2005[4,5]

Net asset value, beginning of period	$20.68		$18.57	$14.16		$24.87		$29.89	$29.50		$30.42

Income (loss) from operations:
Net investment income (loss)	0.03		(0.00) [6]	0.06		0.07		0.11	0.07		0.03
Net realized and unrealized gain (loss)	3.48		2.14	4.35		(10.36)		0.22	2.90		2.26
Total income (loss) from operations	3.51		2.14	4.41		(10.29)		0.33	2.97		2.29

Less distributions from:
Net investment income	—		(0.03)	—		—		(0.02)	—		—
Net realized gains	—		—	—		(0.42)		(5.33)	(2.58)		(3.21)
Total distributions	—		(0.03)	—		(0.42)		(5.35)	(2.58)		(3.21)

Net asset value, end of period	$24.19		$20.68	$18.57		$14.16		$24.87	$29.89		$29.50
Total return[7]	16.97%		11.55%	31.14%		(42.06)%		0.69%	10.63%		7.52%

Net assets, end of period (000s)	$184,955		$175,132	$189,093		$148,374		$293,510	$351,107		$353,098

Ratios to average net assets:
Gross expenses	1.33%[8]		1.37%	1.23%[8]		1.09%[9]		0.99%	0.99%[9]		1.11%
Gross expenses, excluding interest and dividend expense	1.26	[8]	1.27	1.23	[8]	1.09	[9]	0.99	0.99	[9]	1.11
Net expenses	1.33	[8]	1.37	1.23	[8]	1.09	[9]	0.99	0.99	[9,10]	1.11
Net expenses, excluding interest and dividend expense	1.26	[8]	1.27	1.23	[8]	1.09	[9]	0.99	0.99	[9,10]	1.11
Net investment income (loss)	0.22	[8]	(0.01)	0.43	[8]	0.35		0.36	0.23		0.09

Portfolio turnover rate	104%		59%	40%		64%		49%	193%		265%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2011 (unaudited).

[3]	For the period January 1, 2009 through October 31, 2009.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 16, 2007.

[6]	Amount represents less than $0.01 per share.

[7]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.08% for the year ended December 31, 2008 and 0.97% and 0.96%, respectively, for the year ended December 31, 2006.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	11

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class B Shares[1]	2011[2]		2010	2009[3]		2008[4]		2007[4]	2006[4,5]		2005[4,5]

Net asset value, beginning of period	$18.29		$16.53	$12.68		$22.49		$27.68	$27.72		$29.01

Income (loss) from operations:
Net investment loss	(0.06)		(0.13)	(0.04)		(0.08)		(0.09)	(0.16)		(0.22)
Net realized and unrealized gain (loss)	3.08		1.88	3.89		(9.31)		0.23	2.70		2.14
Proceeds from settlement of a regulatory matter	—		0.01	—		—		—	—		—
Total income (loss) from operations	3.02		1.76	3.85		(9.39)		0.14	2.54		1.92

Less distributions from:
Net realized gains	—		—	—		(0.42)		(5.33)	(2.58)		(3.21)
Total distributions	—		—	—		(0.42)		(5.33)	(2.58)		(3.21)

Net asset value, end of period	$21.31		$18.29	$16.53		$12.68		$22.49	$27.68		$27.72
Total return[6]	16.51%		10.65%[7]	30.36%		(42.52)%		0.05%	9.75%		6.59%

Net assets, end of period (000s)	$25,126		$31,727	$48,614		$68,012		$196,214	$311,161		$397,242

Ratios to average net assets:
Gross expenses	2.12%[8]		2.13%	2.02%[8]		1.82%[9]		1.65%	1.80%[9]		1.97%
Gross expenses, excluding interest and dividend expense	2.05	[8]	2.03	2.02	[8]	1.82	[9]	1.65	1.80	[9]	1.97
Net expenses	2.12	[8]	2.13	2.02	[8]	1.82	[9]	1.65	1.80	[9,10]	1.97
Net expenses, excluding interest and dividend expense	2.05	[8]	2.03	2.02	[8]	1.82	[9]	1.65	1.80	[9,10]	1.97
Net investment loss	(0.56)	[8]	(0.75)	(0.35)	[8]	(0.42)		(0.33)	(0.58)		(0.77)

Portfolio turnover rate	104%		59%	40%		64%		49%	193%		265%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2011 (unaudited).

[3]	For the period January 1, 2009 through October 31, 2009.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 16, 2007.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 10.59%. Class B received $11,723 related to this distribution.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.81% for the year ended December 31, 2008 and 1.78% and 1.77%, respectively, for the year ended December 31, 2006.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2011[2]		2010	2009[3]		2008[4]		2007[4]	2006[4,5]		2005[4,5]

Net asset value, beginning of period	$18.39		$16.61	$12.74		$22.57		$27.76	$27.80		$29.07

Income (loss) from operations:
Net investment loss	(0.05)		(0.13)	(0.03)		(0.06)		(0.09)	(0.16)		(0.22)
Net realized and unrealized gain (loss)	3.10		1.91	3.90		(9.35)		0.23	2.70		2.16
Total income (loss) from operations	3.05		1.78	3.87		(9.41)		0.14	2.54		1.94

Less distributions from:
Net realized gains	—		—	—		(0.42)		(5.33)	(2.58)		(3.21)
Total distributions	—		—	—		(0.42)		(5.33)	(2.58)		(3.21)

Net asset value, end of period	$21.44		$18.39	$16.61		$12.74		$22.57	$27.76		$27.80
Total return[6]	16.59%		10.72%	30.38%		(42.46)%		0.05%	9.72%		6.65%

Net assets, end of period (000s)	$109,660		$107,891	$126,045		$117,877		$288,955	$407,661		$504,642

Ratios to average net assets:
Gross expenses	2.05%[7]		2.09%	1.93%[7]		1.76%[8]		1.66%	1.79%[8]		1.94%
Gross expenses, excluding interest and dividend expense	1.98	[7]	1.99	1.93	[7]	1.76	[8]	1.66	1.79	[8]	1.94
Net expenses	2.05	[7]	2.09	1.93	[7]	1.76	[8]	1.66	1.78	[8,9]	1.94
Net expenses, excluding interest and dividend expense	1.98	[7]	1.99	1.93	[7]	1.76	[8]	1.66	1.78	[8,9]	1.94
Net investment loss	(0.50)	[7]	(0.73)	(0.27)	[7]	(0.34)		(0.33)	(0.57)		(0.74)

Portfolio turnover rate	104%		59%	40%		64%		49%	193%		265%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2011 (unaudited).

[3]	For the period January 1, 2009 through October 31, 2009.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 16, 2007.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.75% for the year ended December 31, 2008 and 1.77% and 1.76%, respectively, for the year ended December 31, 2006.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1,2]	2011[3]		2010	2009[4]		2008[5]		2007[5]	2006[5,6]		2005[5,6]

Net asset value, beginning of period	$21.60		$19.39	$14.77		$25.83		$30.81	$30.25		$30.98

Income (loss) from operations:
Net investment income	0.07		0.08	0.11		0.15		0.18	0.18		0.17
Net realized and unrealized gain (loss)	3.64		2.24	4.55		(10.79)		0.27	2.96		2.31
Total income (loss) from operations	3.71		2.32	4.66		(10.64)		0.45	3.14		2.48

Less distributions from:
Net investment income	—		(0.11)	(0.04)		—		(0.10)	—		—
Net realized gains	—		—	—		(0.42)		(5.33)	(2.58)		(3.21)
Total distributions	—		(0.11)	(0.04)		(0.42)		(5.43)	(2.58)		(3.21)

Net asset value, end of period	$25.31		$21.60	$19.39		$14.77		$25.83	$30.81		$30.25
Total return[7]	17.18%		11.98%	31.56%		(41.85)%		1.07%	10.93%		8.01%

Net assets, end of period (000s)	$83,836		$76,142	$73,207		$59,878		$118,634	$403,266		406,387

Ratios to average net assets:
Gross expenses	0.93%[8]		0.97%	0.86%[8]		0.74%[9]		0.61%	0.63%[9]		0.67%
Gross expenses, excluding interest and dividend expense	0.86	[8]	0.87	0.86	[8]	0.74	[9]	0.61	0.63	[9]	0.67
Net expenses	0.93	[8,10]	0.97 [10]	0.86	[8,10]	0.74	[9]	0.61	0.62	[9,11]	0.67
Net expenses, excluding interest and dividend expense	0.86	[8,10]	0.87 [10]	0.86	[8,10]	0.74	[9]	0.61	0.62	[9,11]	0.67
Net investment income	0.63	[8]	0.38	0.80	[8]	0.70		0.57	0.59		0.54

Portfolio turnover rate	104%		59%	40%		64%		49%	193%		265%

[1]

Class Y shares were renamed as Class I shares on November 20, 2006. The Class I shares were converted into Class O shares and redesignated as Class I shares on December 1, 2006. The former Class I shares were terminated. The inception date and performance history of the former Class O shares have been maintained.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended April 30, 2011 (unaudited).

[4]	For the period January 1, 2009 through October 31, 2009.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 16, 2007.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.73% for the year ended December 31, 2008 and both would have been 0.60% for the year ended December 31, 2006.

[10]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, dividends, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares will not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Capital Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	15

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer staples	$15,632,520	—	$1	$15,632,521
Other common stocks	380,929,225	—	—	380,929,225
Total long-term investments	$396,561,745	—	$1	396,561,746
Short-term investments†	—	$4,184,000	—	4,184,000
Total investments	$396,561,745	$4,184,000	$1	$400,745,746

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Consumer Staples
Balance as of October 31, 2010	$1
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2011	$1
Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2011	—

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

16	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. The collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	17

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser.

18	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, ClearBridge, and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the management agreement, the Fund pays a management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	1.000%
Next $100 million	0.750
Next $200 million	0.625
Over $400 million	0.500

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, dividends, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	19

For the six months ended April 30, 2011, LMIS and its affiliates received sales charges of approximately $5,000 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2011, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$15,000	$1,000

*	Amount represents less than $1,000.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$405,851,564
Sales	445,323,243

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,505,339
Gross unrealized depreciation	(7,331,164)
Net unrealized appreciation	$6,174,175

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended April 30, 2011, the Fund did not invest in any derivative instruments.

5. Class specific expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2011, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$224,362	$181,792
Class B	151,106	36,003
Class C	547,542	95,337
Class I	—	20,302
Total	$923,010	$333,434

20	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Net Investment Income:
Class A	—	$336,767
Class I	—	407,455
Total	—	$744,222

7. Shares of beneficial interest

At April 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Class A
Shares sold	423,122	$9,794,203	940,746	$18,267,641
Shares issued on reinvestment	—	—	15,269	305,351
Shares repurchased	(1,246,109)	(28,307,981)	(2,667,474)	(51,962,606)
Net decrease	(822,987)	$(18,513,778)	(1,711,459)	$(33,389,614)

Class B
Shares sold	12,611	$252,201	40,889	$714,698
Shares repurchased	(568,216)	(11,542,564)	(1,248,106)	(21,560,580)
Net decrease	(555,605)	$(11,290,363)	(1,207,217)	$(20,845,882)

Class C
Shares sold	33,549	$674,396	76,788	$1,340,475
Shares repurchased	(784,300)	(15,779,729)	(1,797,744)	(31,234,610)
Net decrease	(750,751)	$(15,105,333)	(1,720,956)	$(29,894,135)

Class I
Shares sold	61,774	$1,445,202	216,035	$4,415,539
Shares issued on reinvestment	—	—	17,870	372,062
Shares repurchased	(275,437)	(6,558,981)	(483,726)	(9,905,205)
Net decrease	(213,663)	$(5,113,779)	(249,821)	$(5,117,604)

8. Capital loss carryforward

As of October 31, 2010, the Fund had a net capital loss carryforward of approximately $212,421,223, of which $17,556,418 expires in 2015, $111,724,051 expires in 2016 and $83,140,754 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report	21

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the

22	Legg Mason ClearBridge Capital Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending October 31, 2012.

Legg Mason ClearBridge Capital Fund	23

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the sub-advisory agreement, pursuant to which ClearBridge Advisors, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio. At a subsequent meeting of the Trust’s Board of Trustees, the Board also considered the approval for an annual period of a sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the Fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board noted that the same portfolio management team that previously provided management of the Fund’s cash and short-term instruments as dual employees of the Manager now provided such management services as employees

24	Legg Mason ClearBridge Capital Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

of Western Asset. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional multi-cap growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2010. The Fund performed below the median for the one-, three- and five-year periods, and performed better than the median for the ten-year period. The Board also reviewed performance information provided by the Manager for periods

Legg Mason ClearBridge Capital Fund	25

ended September 30, 2010, which showed the Fund’s performance was below the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during certain periods under review. The Trustees noted that management proposed and the Board approved, subject to shareholder approval, reorganizing the Fund with and into another investment company managed by the Manager and sub-advised by the Sub-Advisers. Based on its review, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings until consummation of the Fund’s reorganization.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 10 retail front-end load multi-cap growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load multi-cap growth funds (the “Expense Universe”). This information showed that the Fund’s Contractual

26	Legg Mason ClearBridge Capital Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Management Fee was slightly higher than the median of management fees paid by the funds in the Expense Group but higher than the average management fee paid by the other funds in the Expense Universe, and that the Fund’s actual total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and lower than the average total expense ratio of the other funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders realized economies of scale because the total expense ratio of the Fund was lower than it would have been if no breakpoints were in place. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Legg Mason ClearBridge Capital Fund	27

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason ClearBridge

Capital Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason ClearBridge Capital Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason ClearBridge Capital Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason ClearBridge Capital Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011196 6/11 SR11-1393

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: June 23, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: June 23, 2011